Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000237262 [Member]
Shareholder Report [Line Items]
Fund Name	Arena Strategic Income Fund
Class Name	Class I
Trading Symbol	ACSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Additional Information Phone Number	(877) 770-7760
Additional Information Website	https://funddocs.filepoint.com/arenaCapital/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$37	0.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75% [1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal semi-annual period ended April 30, 2025, the Arena Strategic Income Fund (the “Fund”) returned 1.27% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.57%, while the Fund’s secondary benchmark, the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index, returned 1.72%.
A shorter duration stance as compared to the benchmark was a hindrance for the period as short and intermediate rates rallied. Strong sectors for the period included Cable Satellite, Wirelines, Electric Utilities and Metals and Mining, while sectors such as Retailers and Transportation Services detracted from performance as they were impacted by the news of tariffs.
Looking ahead, we are seeing some opportunities for swaps to lengthen duration and others to swap out of loans into high yield bonds that have sold off more in price. While macroeconomic headline noise may persist, this could present interesting bottom-up opportunities to develop. As a result, Arena continues to assess the ever-changing market environment and seeks to capitalize on market volatility to try and identify potential attractive idiosyncratic opportunities.
The Arena Team

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	6.18%	11.26%
Bloomberg U.S. Aggregate Bond Index[2]	8.02%	4.27%
Bloomberg U.S. Corporate High Yield Index	8.69%	9.65%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index	8.51%	8.91%
[1]	Class I shares commenced operations on December 30, 2022.
[2]
The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.
Net Assets	$ 45,909,832
Holdings Count | Holding	123
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,909,832
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.8%
Endo Finance Holdings, Inc., 8.357%, 4/23/2031	2.2%
Qwest Corp., 7.250%, 9/15/2025	2.2%
CITGO Petroleum Corp., 8.375%, 1/15/2029	2.1%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.1%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.9%
Directv Financing LLC, 8.875%, 2/1/2030	1.9%
Saks Global Enterprises LLC, 11.000%, 12/15/2029	1.9%
Radiology Partners, Inc., 8.500%, 1/31/2029	1.8%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.8%
Endo Finance Holdings, Inc., 8.357%, 4/23/2031	2.2%
Qwest Corp., 7.250%, 9/15/2025	2.2%
CITGO Petroleum Corp., 8.375%, 1/15/2029	2.1%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.1%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.9%
Directv Financing LLC, 8.875%, 2/1/2030	1.9%
Saks Global Enterprises LLC, 11.000%, 12/15/2029	1.9%
Radiology Partners, Inc., 8.500%, 1/31/2029	1.8%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.